UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200 Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Bruce Bond Innovator ETFs Trust II (formerly, Elkhorn ETF Trust) 120 N Hale Street, Suite 200 Wheaton, IL 60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

INNOVATOR

Semi-Annual Report

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)

September 30, 2018
Innovator ETFs Trust II

TABLE OF CONTENTS

Letter to Shareholders	1
Shareholder Expense Example	2
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information	22

Letter to Shareholders (Unaudited)

Dear Shareholders,

Thank you for your continued support of the Innovator S&P Investment Grade Preferred ETF. The following shareholder letter covers the six-month period ended September 30, 2018. As interest rates have moved higher, investors’ shift into short duration income instruments continues. We believe this shift has resulted in investors trading interest rate risk for credit risk. Today, credit spreads remain at depressed levels signaling low credit quality investments are at heightened risk should credit spreads widen. The ETF remains the only 100% investment grade preferred ETF in the market. Effective October 21, 2018 the ETF will begin including investment grade floating and variable rate preferreds according to its underlying index, allowing investors to position for higher credit quality and rising rates.

Sincerely,

Bruce Bond

Chief Executive Officer

Shareholder Expense

September 30, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 through September 30, 2018).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Shareholder Expense Example

September 30, 2018 (Unaudited), (Continued)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for	Expenses Paid During Period 4/1/2018-
	4/1/2018	9/30/2018	the Period	9/30/2018[1]
Innovator S&P Investment Grade Preferred ETF
Actual	$1,000.00	$1,009.70	0.47%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.47%	$2.38

1	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

September 30, 2018 (Unaudited)

7

Investments	Shares	Value
PREFERRED STOCKS—99.1%
Banks—17.0%
BB&T Corp., 5.63%	3,074	$77,034
BB&T Corp., 5.85%	3,166	79,847
BB&T Corp., Series E, 5.63%	3,189	79,438
BB&T Corp., Series F, 5.20%	3,254	79,300
BB&T Corp., Series G, 5.20%	3,277	80,286
First Republic Bank, Series I, 5.50%	16,635	408,223
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	15,795	405,458
JPMorgan Chase & Co., Series AA, 6.10%	2,562	65,997
JPMorgan Chase & Co., Series BB, 6.15%	2,556	65,996
JPMorgan Chase & Co., Series P, 5.45%	2,713	67,662
JPMorgan Chase & Co., Series T, 6.70%	2,618	66,968
JPMorgan Chase & Co., Series W, 6.30%	2,604	67,157
JPMorgan Chase & Co., Series Y, 6.13%	2,590	66,770
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	16,516	409,101
US Bancorp, 5.15%	16,188	399,844
Wells Fargo & Co., 5.20%	1,677	41,204
Wells Fargo & Co., Series O, 5.13%	1,679	40,951
Wells Fargo & Co., Series P, 5.25%	1,673	41,256
Wells Fargo & Co., Series T, 6.00%	1,596	41,145
Wells Fargo & Co., Series V, 6.00%	1,596	41,289
Wells Fargo & Co., Series W, 5.70%	1,631	41,003
Wells Fargo & Co., Series X, 5.50%	1,646	41,101
Wells Fargo & Co., Series Y, 5.63%	1,640	41,000
Total Banks		2,748,030
Capital Markets—24.9%
Apollo Global Management LLC, Series A, 6.38%	8,041	202,392
Apollo Global Management LLC, Series B, 6.38%	8,294	206,023
Ares Management LP, Series A, 7.00%	15,289	404,547
Bank of New York Mellon Corp. (The), 5.20%	16,207	400,475
Carlyle Group LP (The), Series A, 5.88%	17,185	389,068
Charles Schwab Corp. (The), Series C, 6.00%	15,431	396,268
KKR & Co., Inc., Series A, 6.75%	15,443	406,151
KKR & Co., Inc., Series B, 6.50%	15,694	411,340
Northern Trust Corp., Series C, 5.85%	15,128	385,008
Oaktree Capital Group LLC, Series A, 6.63%	16,503	413,235
State Street Corp., Series C, 5.25%	8,158	200,116
State Street Corp., Series E, 6.00%	7,802	199,419
Total Capital Markets		4,014,042
Electric Utilities—12.1%
Alabama Power Co., Series A, 5.00%	15,874	395,422

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments, Continued

September 30, 2018 (Unaudited)

Investments	Shares	Value
Electric Utilities (continued)
Duke Energy Corp., 5.13%	15,971	$383,783
NextEra Energy Capital Holdings, Inc., 5.00%	8,225	194,192
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	8,138	192,301
PPL Capital Funding, Inc., Series B, 5.90%	16,319	409,933
SCE Trust II, 5.10%	8,368	185,435
SCE Trust VI, 5.00%	8,628	186,365
Total Electric Utilities		1,947,431
Equity Real Estate Investment—17.4%
Federal Realty Investment Trust, Series C, 5.00%	16,906	386,809
Kimco Realty Corp., Series I, 6.00%	3,314	83,546
Kimco Realty Corp., Series J, 5.50%	3,483	82,791
Kimco Realty Corp., Series K, 5.63%	3,435	82,440
Kimco Realty Corp., Series L, 5.13%	3,599	80,078
Kimco Realty Corp., Series M, 5.25%	3,625	80,874
National Retail Properties, Inc., Series E, 5.70%	8,232	197,239
National Retail Properties, Inc., Series F, 5.20%	8,624	193,264
PS Business Parks, Inc., Series U, 5.75%	4,122	101,813
PS Business Parks, Inc., Series W, 5.20%	4,345	98,284
PS Business Parks, Inc., Series X, 5.25%	4,301	98,278
PS Business Parks, Inc., Series Y, 5.20%	4,336	97,040
Public Storage, Series A, 5.88%	1,443	36,825
Public Storage, Series B, 5.40%	1,460	35,624
Public Storage, Series C, 5.13%	1,498	35,952
Public Storage, Series D, 4.95%	1,512	34,897
Public Storage, Series E, 4.90%	1,541	35,428
Public Storage, Series F, 5.15%	1,497	35,643
Public Storage, Series G, 5.05%	1,503	35,877
Public Storage, Series U, 5.63%	1,484	36,714
Public Storage, Series V, 5.38%	1,496	36,293
Public Storage, Series W, 5.20%	1,498	35,622
Public Storage, Series Y, 6.38%	1,423	36,087
Senior Housing Properties Trust, 5.63%	16,635	404,563
Welltower, Inc., Series I, 6.50%	6,902	417,709
Total Equity Real Estate Investment		2,799,690
Insurance—25.0%
Aegon NV (Netherlands), 6.38%	5,285	135,349
Aegon NV (Netherlands), 6.50%	5,231	134,489
Arch Capital Group Ltd. (Bermuda), Series E, 5.25%	8,617	198,277
Arch Capital Group Ltd. (Bermuda), Series F, 5.45%	8,308	195,820
Aspen Insurance Holdings Ltd. (Bermuda), 5.63%	5,601	132,352
Axis Capital Holdings Ltd. (Bermuda), Series D, 5.50%	8,133	195,192

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments, Continued

September 30, 2018 (Unaudited)

Investments	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd. (Bermuda), Series E, 5.50%	8,274	$198,990
MetLife, Inc., Series E, 5.63%	16,138	406,678
PartnerRe Ltd. (Bermuda), Series H, 7.25%	14,644	395,388
Prudential Financial, Inc., 5.70%	8,161	204,025
Prudential Financial, Inc., 5.75%	7,994	200,010
Prudential PLC (United Kingdom), 6.50%	7,759	201,113
Prudential PLC (United Kingdom), 6.75%	7,820	202,530
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38%	8,494	204,705
RenaissanceRe Holdings Ltd. (Bermuda), Series F, 5.75%	8,229	205,149
Selective Insurance Group, Inc., 5.88%	16,151	403,290
Validus Holdings Ltd. (Bermuda), Series A, 5.88%	8,029	209,557
Validus Holdings Ltd. (Bermuda), Series B, 5.80%	8,088	211,097
Total Insurance		4,034,011
Machinery—2.5%
Stanley Black & Decker, Inc., 5.75%	16,002	401,010
Mortgage Real Estate Investment—0.2%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,584	40,550
Total Preferred Stocks (Cost $16,589,394)		15,984,764
MONEY MARKET FUND—0.6%
Goldman Sachs Financial Square Funds - Government Fund, 2.20% (a) (Cost $103,587)	103,587	103,587
Total Investments—99.7% (Cost $16,692,981)		$16,088,351
Other Assets in Excess of Liabilities—0.3%		42,717
Net Assets—100.0%		$16,131,068

(a) Rate shown represents annualized 7-day yield as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments, Continued

September 30, 2018 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$15,984,764	$–	$–	$15,984,764
Money Market Fund	103,587	–	–	103,587
Total	$16,088,351	$–	$–	$16,088,351

For the period ended September 30, 2018, there were no transfers between any levels. As of September 30, 2018 there were no Level 3 investments held in the Fund.

SCHEDULE OF INVESTMENTS SUMMARY

As of September 30, 2018 (Unaudited)

Sector	% of Total Investments*
Financials	67.8%
Industrials	2.5
Real Estate	17.5
Utilities	12.2
Total Investments	100.0%

* Excluding Money Market Fund

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

ASSETS:
Investments, at cost	$16,692,981
Investments, at value	$16,088,351
Receivables:
Dividends	49,375
Total Assets	16,137,726
LIABILITIES:
Payables:
Advisory fees	6,658
Total Liabilities	6,658
NET ASSETS	$16,131,068
NET ASSETS CONSIST OF:
Paid-in capital	$17,699,510
Total distributable earnings (accumulated deficit)	(1,568,442)
NET ASSETS	$16,131,068
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	700,002
Net asset value, per share	$23.04

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

STATEMENT OF OPERATIONS

For the Six Months ended September 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$557,564
EXPENSES:
Advisory fees	45,912
Net Investment Income	511,652
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(237,342)
In-kind redemptions	165,482
Total net realized gain (loss)	(71,860)
Net change in unrealized appreciation (depreciation) on investments	(222,791)
Net realized and change in unrealized appreciation (depreciation) on investments	(294,651)
Net Increase in Net Assets Resulting From Operations	$217,001

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
OPERATIONS:
Net investment income	$511,652	$1,015,689
Net realized gain (loss) on investments	(71,860)	(80,938)
Net change in unrealized depreciation on investments	(222,791)	(461,736)
Net increase in net assets resulting from operations	217,001	473,015
Distributions to Shareholders	(460,846)	(1,066,089)[1]
Distributions to Shareholders from tax return of capital	–	(31,052)
Total distributions to shareholders	(460,846)	(1,097,141)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,583,797	9,663,649
Cost of shares redeemed	(7,078,523)	(1,199,779)
Net decrease in net assets resulting from shareholder transactions	(3,494,726)	(8,463,870)
Increase (Decrease) in net assets	(3,738,571)	7,839,744
NET ASSETS:
Beginning of period	19,869,639	12,029,895
End of period	$16,131,068	$19,869,639 [2]
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	850,002	500,002
Shares sold	150,000	400,000
Shares redeemed	(300,000)	(50,000)
Shares outstanding, end of period	700,002	850,002

[1]	Distributions from net investment income
[2]	Including distributions in excess of net investment income of $(6,239) at year ended March 31, 2018.

The accompanying notes are an integral part of these financial statements.

 INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

FINANCIAL HIGHLIGHTS

	Six-Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	For the Period May 23, 2016[1] to March 31, 2017
Per Share Operating Performance: (for a share of capital stock outstanding throughout each period)
Net asset value, beginning of period	$23.38	$24.06	$25.07
Income from Investment Operations:
Net investment income[2]	0.62	1.29	1.21
Net realized and unrealized loss on investments	(0.40)	(0.57)	(1.17)
Total gain from investment operations	0.22	0.72	0.04
Less distributions from:
Net investment income	(0.56)	(1.36)	(1.05)
Return of capital	–	(0.04)	–
Total distributions	(0.56)	(1.40)	(1.05)
Net asset value, end of period	$23.04	$23.38	$24.06
Market value, end of period	$22.97	$23.39	$24.10
Total Return at Net Asset Value	0.97%[3]	2.98%	0.18%[3]
Total Return at Market Value	(0.02)%[3]	3.69%	(0.10)%[3]
Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$16,131	$19,870	$12,030
Ratio to average net assets of:
Expenses	0.47%[4]	0.47%	0.48%[4,5]
Net investment income	5.24%[4]	5.39%	5.86%[4]
Portfolio turnover rate[6]	25%	67%	171%

[1] Commencement of Operations.
[2] Based on average daily shares outstanding.
[3] Not Annualized.
[4] Annualized for periods less than one year.
[5] The ratio of expenses to average net assets include tax expenses of 0.01%.
[6] Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

September 30, 2018 (Unaudited)

1. ORGANIZATION

The Fund is classified as a non-diversified series of the Trust. The Innovator ETFs Trust II (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective April 1, 2018, the Trust changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn S&P High Quality Preferred ETF Fund’s name was changed to the Innovator S&P High Quality Preferred ETF (the “Fund”), the Fund’s ticker Symbol remained the same (EPRF). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Fund commenced operations on May 23, 2016. Effective July 16, 2018, the Fund name was changed from Innovator S&P High Quality Preferred ETF to Innovator S&P Investment Grade Preferred ETF. The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market (“Nasdaq”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, the Pricing Committee determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Pricing Committee or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Accounting Standards Codification, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2018, is disclosed at the end of the Fund’s Schedule of Investments.

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Tax Information, Dividends and Distributions to Shareholders

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to Shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, monthly, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense in the Statement of Operations. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. As of September 30, 2018, the Fund has no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund is subject to examination by U.S. Federal tax authorities for all tax years since inception.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Effective April 1, 2018, Innovator Capital Management, LLC (the “Adviser”) was appointed to serve as the investment adviser to the Innovator S&P Investment Grade Preferred ETF, pursuant to an Interim Investment Advisory Agreement with the Trust on behalf of the Fund (“Interim Advisory Agreement”). The Interim Advisory Agreement will remain in effect for 150 days from its effectiveness, or until Fund shareholders approve a new, permanent investment advisory agreement (“New Advisory Agreement”), whichever is earlier.

On April 10, 2018, the Board of Trustees (the “Board”) approved the New Advisory Agreement between the Trust and Innovator and recommended that the New Advisory Agreement be submitted to Fund shareholders for approval. The New Advisory Agreement was approved at the June 20, 2018 shareholder meeting. For more information on Innovator, visit www.innovatoretfs.com.

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

Advisory and Other Fees:

The Fund pay to the Adviser, a related party, a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) in return for providing investment management and supervisory services as follows:

Management Fees
0.47%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of the Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees:

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Service Agreement. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Fund under the plan, and the Fund will not pay 12b-1 fees any time before March 31, 2018. Effective April 1, 2018, the Board elected not to renew the Rule 12b-1 Plan.

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

4. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Fund consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for The Fund is disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2018, the cost of purchases and the proceeds from sales of investment securities (excluding short- term investments) were as follows:

Purchases	Sales
$4,859,143	$4,954,025

For the period ended September 30, 2018, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were the following:

In-Kind Subscriptions	In-Kind Redemptions
$3,551,448	$7,022,198

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

6. FEDERAL INCOME TAX MATTERS

At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes (including derivatives) were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$20,257,681	$96,281	$(508,914)	$(412,633)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales, investments in partnerships and preferred securities.

At March 31, 2018, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$—	$(911,964)	$(412,633)	$(1,324,597)

The tax character of distributions paid from ordinary income during the years ended March 31, 2018 and March 31, 2017, were as follows:

Year Ended March 31,	Year Ended March 31,	Period Ended March 31,
2018	2018	2017
Ordinary Income	Return of Capital	Ordinary Income
$1,066,089	$31,052	$491,047

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended March 31, 2018, the Fund did not elect to defer qualified late year losses.

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

At March 31, 2018, for Federal income tax purposes, the fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Short-Term No Expiration	Long-Term No Expiration
$861,564	$50,400

At March 31, 2018, the effect of permanent book/tax reclassifications resulting in increase/(decrease) to the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
$45,674	$(14,797)	$(30,877)

7. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of its investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.

Notes to Financial Statements

September 30, 2018 (Unaudited), Continued

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP was previously the independent registered public accounting firm for the Trust. Effective June 20, 2018, that firm resigned and was replaced by Cohen & Company, Ltd. (“Cohen”). Cohen’s appointment as the independent registered public accounting firm for the Fund was recommended by the audit committee of the board of trustees and approved by the full board.

During the past year ended March 31, 2018 and prior period May 23, 2016 (commencement of operations) through March 31, 2017 and the subsequent interim period through June 20, 2018, there were no: (1) disagreements with Grant Thornton LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events.

The audit reports of Grant Thornton LLP on the financial statements of the Trust as of and for the past year ended March 31, 2018 and prior period May 23, 2016 (commencement of operations) through March 31, 2017 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that, other than the above, there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com/EPRF.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-208-5212, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-208-5212 and on the SEC’s website at www.sec.gov. Information relating to how the Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

In order to reduce expenses, the Fund delivers one copy of an annual/semiannual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

SUB-ADVISOR

Panserra Capital Management, LLC

140 Broadway, 26th Floor

New York, NY 10005

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100 Portland, ME 04101

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)     Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)     Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	12/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)
Date	12/10/2018

By (Signature and Title)*	/s/ John Southard
John Southard, Chief Financial Officer (principal financial officer)

Date	12/10/2018

* Print the name and title of each signing officer under his or her signature.